Employee Benefits	12 Months Ended
Dec. 31, 2017
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Employee Benefits

NOTE 20—EMPLOYEE BENEFITS

Employee benefits increased by 448 million euros compared to December 31, 2016 and are summarized as follows:

		As of December 31, 2015	Increases/ Present value	Decrease	Exchange differences and other changes	As of December 31, 2016
		(millions of euros)
Provision for employee severance indemnities	(A)	1,018	49	(59)	1	1,009

Provision for pension plans		23	7	(2)		28
Provision for termination benefit incentives and Corporate restructuring expenses		413	101	(160)	(6)	348

Total other provisions for employee benefits	(B)	436	108	(162)	(6)	376

Total	(A+B)	1,454	157	(221)	(5)	1,385

Of which:
Non-current portion		1,420				1,355
Current portion(*)		34				30

(*)	The current portion refers only to Other provisions for employee benefits.

		As of December 31, 2016	Increases/ Present value	Decrease	Exchange differences and other changes	As of December 31, 2017
		(millions of euros)
Provision for employee severance indemnities	(A)	1,009	—	(51)	—	958

Provision for pension plans and other		28	(2)	(1)	(3)	22
Provision for termination benefit incentives and Corporate restructuring expenses		348	689	(177)	(7)	853

Total other provisions for employee benefits	(B)	376	687	(178)	(10)	875

Total	(A+B)	1,385	687	(229)	(10)	1,833

Of which:
Non-current portion		1,355				1,736
Current portion(*)		30				97

(*)	The current portion refers only to Other provisions for employee benefits.

The Provision for employee severance indemnities only refers to Italian companies and decreased overall by 51 million euros due to drawdowns in the year for termination benefits paid and advance payments. “Increases/Present value” showed a nil balance from the net effect of the following factors:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
(Positive)/negative effect of curtailment	(6)
Current service cost (*)
Finance expenses	14	16	22
Net actuarial (gains) losses for the year	(8)	33	(16)

Total	—	49	6

Effective return on plan assets	there are no assets servicing the plan

(*)	Following the social security reform in 2007, the portions intended for the INPS Treasury Fund or for the supplementary pension funds have been recorded under “Employee benefits expenses”, in “Social security expenses”, and not as “Employee severance indemnities expenses”. The latter account will still be used only for the accruals of companies with less than 50 employees, amounting to 0.3 million euros in 2017 (essentially unchanged compared to 2016 and 2015).

Curtailment had a positive effect due to the updating of actuarial forecasts following the commencement by the Parent, between the end of 2017 and the beginning of 2018, of the corporate restructuring plan (further details are provided in the Note “Employee benefits expenses”).

The net actuarial gains recognized at December 31, 2017, totaling 8 million euros (net actuarial losses of 33 million euros for 2016), essentially related to the change in the discount rate to 1.30% (1.31% at December 31, 2016) while the inflation rate remained unchanged (1.5% for the entire time horizon).

According to national law, the amount of provision for employee severance indemnities to which each employee is entitled depends on the period of service and must be paid when the employee leaves the company. The amount of severance indemnity due upon termination of employment is calculated on the basis of the period of employment and the taxable compensation of each employee. This liability is adjusted annually based on the official cost-of-living index and legally-set interest. The liability is not associated with any vesting condition or period or any funding obligation; accordingly, there are no assets servicing the provision. The liability is recognized net of the partial prepayments of the fund and the payments of the amounts obtained by employees for the reasons permitted by the applicable regulations.

Under the regulations introduced by Italian Legislative Decree 252/2005 and Law 296/2006 (the State Budget Law 2007), for companies with at least 50 employees, the severance indemnities accruing from 2007 are assigned, as elected by the employees, to either the INPS Treasury Fund or to supplementary pension funds and take the form of a “defined contribution plan”.

However, for all companies, the revaluations of the amounts in the provision for employee severance indemnities existing at the election date, and also the amounts accrued and not assigned to supplementary pension plans for companies with less than 50 employees, are retained in the provision for employee severance indemnities. In accordance with IAS 19 (2011), the provision has been recognized as a “defined benefit plan”.

In application of IAS 19, the employee severance indemnities have been calculated using the “Projected Unit Credit Method” as follows:

•	the future possible benefits which could be paid to each employee registered in the program in the event of retirement, death, disability, resignation etc. have been projected on the basis of a series of financial assumptions (cost-of-livingincreases, interest rate, increase in compensation etc.). The estimate of future benefits includes any increases for additional service seniority, as well as the estimated increase in the compensation level at the measurement date—only for employees of companies with less than 50 employees during the year 2006;

•	the average present value of future benefits has been calculated, at the measurement date, on the basis of the annual interest rate adopted and the probability that each benefit actually has to be paid;

•	the liability of each company concerned has been calculated as the average present value of future benefits that will be generated by the existing provision at the measurement date, without considering any future accruals (for companies with at least 50 employees during the year 2006) or by identifying the amount of the average present value of future benefits which refer to the past service already accrued by the employee in the company at the measurement date (for the others), i.e. adopting the “service pro-rate”.

The following assumptions have been made:

FINANCIAL ASSUMPTIONS	Executives	Non-executives
Inflation rate	1.50% per annum	1.50% per annum
Discount rate	1.30% per annum	1.30% per annum
Employee severance indemnities annual increase rate	2.625% per annum	2.625% per annum
Annual real wage growth:
equal to or less than 40 years of age	1.0% per annum	1.0% per annum
over 40 but equal to or less than 55 years of age	0.5% per annum	0.5% per annum

over 55 years of age	0.0% per annum	0.0% per annum

DEMOGRAPHIC ASSUMPTIONS	Executives	Non-executives
Probability of death	RG 48 mortality tables published by “Ragioneria Generale dello Stato”	RG 48 mortality tables published by “Ragioneria Generale dello Stato”

Probability of disability	INPS tables divided by age and sex	INPS tables divided by age and sex

Probability of resignation:
up to 40 years of age	6.50%	1.00%
From 41 to 50 years of age	2.00%	0.50%
From 51 to 59 years of age	2.00%	0.50%
From 60 to 64 years of age	20.00%	6.50%
Over 65 years of age	None	None

Probability of retirement	Reaching the minimum requisites established by the Obligatory General Insurance updated on the basis of Italian Law 214 of December 22, 2011

Probability of receiving at the beginning of the year an advance from the provision for severance indemnities accrued equal to 70%	1.5% per annum	1.5% per annum

The adoption of the above assumptions resulted in a liability for employee severance indemnities at December 31, 2017 of 958 million euros (1,009 million euros at the end of 2016).

Reported below is a sensitivity analysis for each significant actuarial assumption adopted to calculate the liability as at year end, showing how the liability would have been affected by changes in the relevant actuarial assumption that were reasonably possible at that date, stated in amounts.

The weighted average duration of the obligation is 10.9 years.

CHANGES IN ASSUMPTIONS	Amounts (millions of euros)
Turnover rate:
+0.25 p.p.	(2)
- 0.25 p.p.	2

Annual inflation rate:
+0.25 p.p.	17
- 0.25 p.p.	(17)

Annual discount rate:
+0.25 p.p.	(23)
- 0.25 p.p.	24

The Provision for pension plans amounted to 22 million euros at December 31, 2017 (28 million euros at December 31, 2016) and mainly represented pension plans in place at foreign companies that are part of the Group.

Provision for termination benefit incentives and Corporate restructuring expenses increased in total by 505 million euros, representing the balance between provisions allocated at the commencement of the new corporate restructuring plan of 689 million euros and drawdowns for terminations under the previous plan ended on December 31, 2017 of -177 million euros. More details are provided in the Note “Employee benefits expenses”.

For further details please see Note “Employee benefits expenses”.